EQUITY (Details 2) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale investments:
Unrealized gains (losses) on available-for-sale investments	S/ 873,868	S/ 554,869	S/ (323,348)
Transfer of realized gains on available-for-sale investments to profit or loss, net of realized losses	(517,006)	(75,444)	(191,716)
Transfer of impairment losses on available-for-sale investments to profit or loss	766	14,459	(55,647)
Other comprehensive income, before tax, available-for-sale financial assets	375,710	518,658	(635,743)
Non-controlling interest	4,120	1,799	(46,529)
Income tax	13,962	22,975	(18,503)
Other comprehensive income, net of tax, available-for-sale financial assets	375,710	518,658	(635,743)
Cash flow hedge:
Net (loss) gains on cash flow hedges	(59,709)	(16,724)	50,273
Transfer of net realized losses (gains) on cash flow hedges to profit or loss	2,278	(3,676)	(11,160)
Other comprehensive income, before tax, cash flow hedges	(77,369)	(22,109)	41,069
Income tax	(18,719)	(2,294)	1,956
Non-controlling interest	(1,219)	585	0
Other comprehensive income, net of tax, cash flow hedges	(58,650)	(19,815)	39,113
Foreign exchange translation:
Exchange gains or losses	(54,334)	(26,448)	270,907
Non-controlling interest	107	(123)	0
Other comprehensive income, net of tax, exchange differences on translation	S/ (54,227)	S/ (26,571)	S/ 270,907